INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, Gross carrying amount	$ 62	$ 62
Intangible assets, Accumulated Amortization	62	37
Intangible assets, Net carring value	0	25
Non Compete [Member]
Intangible assets, Gross carrying amount	62	62
Intangible assets, Accumulated Amortization	62	37
Intangible assets, Net carring value	$ 0	$ 25
Intangible assets, Estimated useful life in years	2 years